Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Share (Parentheticals) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Share (Parentheticals) [Line Items]
Diluted net income per share	$ 0.12	$ 0.3
Common stock subject to possible redemption [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Share (Parentheticals) [Line Items]
Diluted net income per share	0.12	0.3
Common stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Share (Parentheticals) [Line Items]
Diluted net income per share	$ 0.12	$ 0.3